Key Management Personnel - Summary of Remuneration of the Company's Board of Directors and ELT (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 12.3	$ 5.2
Director fees	1.5	0.6
Share-based compensation (Note 33)	4.4	5.7
Key management personnel compensation	$ 18.2	$ 11.5